Basis of Presentation and Liquidity (Details Narrative) (10Q) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Sep. 05, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2019
Noncontrolling interest, description		Outside shareholders' interest in SRP of 37.5% is shown on the consolidated balance sheet as noncontrolling interest.		The Company's ownership is less than 100% but greater than 50%, the outside shareholders' interest is shown as noncontrolling interest.
Accumulated deficit		$ (125,502)		$ (124,153)	$ (121,106)
Available for secured revolving credit facility		1,000		1,000
Right-of-use assets		587				$ 613
Deferred rent liability						8
Lease liabilities		597				$ 621
Allowance for doubtful accounts receivable		11		15	1
Provision for bad debt expense				40
Write-offs of accounts receivable		4		1	42
Sales returns and allowances
Depreciation expense		8	7	$ 29	$ 28
Cost of goods sold, depreciation		$ 2
Specialty Renal Products, Inc. [Member] | Private Placement [Member]
Number of common stock shares sold, value	$ 3,000
Specialty Renal Products, Inc. [Member] | Private Placement [Member] | Minority Interest Ownership [Member]
Noncontrolling interest, percentage	37.50%